FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

31.    FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts and foreign exchange options

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company’s forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign exchange forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within “Change in fair value of foreign exchange forward contracts” in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of USD940 million and USD605 million, EUR330 million and EUR215 million as of December 31, 2024 and 2025, respectively. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company’s foreign currency exchange contract is an over-the-counter instrument. The Company recorded a loss of RMB389 million, a gain of RMB115 million and a loss of RMB134 million from change in fair value of foreign exchange forward contracts during the years of 2023, 2024 and 2025, respectively. The change was primarily due to the fluctuations in exchange rate of the U.S. dollars against the RMB during the year of 2023, 2024 and 2025.

The Company also entered to into commodity forward contract to reduce exposure of significant changes in raw material prices. The Company’s forward contracts have not met the criteria for hedge accounting within authoritative guidance. These contracts are measured at fair value using a market approach based on quoted prices from the commodity exchange and are categorized in Level 1 of the fair value hierarchy. The Company recorded a loss of RMB35million, a loss of RMB26 million and a gain of RMB64 million in other income/ (loss) during the years of 2023, 2024 and 2025.

The Group classified the cash flows related to realized gain or loss on settlement of forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

During the years ended December 31, 2024 and 2025, respectively, the Company entered into USD foreign exchange option contracts with a total notional value of USD180 million and USD600 million, and sold USD foreign exchange option contracts with a total notional value of USD160 million and USD50 million, and entered into EUR foreign exchange option contracts with total notional values of nil and EUR350 million, and sold EUR foreign exchange option contracts with total notional values of nil and EUR120 million. These foreign exchange options mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the foreign exchange options. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3.

The foreign exchange option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income/ (loss). The fair value change was a gain of RMB74 million, a gain of RMB1 million and a gain of RMB38 million for the year ended December 31, 2023, 2024 and 2025, respectively.

Short term investments

Short term investments represent i) the time deposits at banks with original maturities longer than three months and less than one year and stated at amortized cost, ii) the investments in wealth management products and structured deposits issued by financial institutions, which are valued using directly observable inputs in the market place and are classified as level 2 and iii) the investments in open-ended fund whose underlying assets are all Hong Kong listed companies and are classified as level 1. For the year ended December 31, 2023, 2024 and 2025, gain from change in fair value of short-term investments in open-ended funds, wealth management products and structured deposits amounted to RMB1 million, RMB22 million and RMB3 million, respectively (Note 5).

Equity securities applying fair value option

The fair value of equity securities applying fair value option is measured using Level 3 inputs within the fair value hierarchy. In determining the fair value, the Company adopted comparable company multiple methods under market approach, which allows an entity to solve for its implied aggregate equity value by using the comparable multiples of comparable companies and its LTM revenue as of the valuation date. The Group irrevocably elected fair value option to initially and subsequently measure one of its investments in its entirety at fair value with changes in fair value recognized in earnings, and recorded change in fair value with the gain of RMB50 million, the loss of RMB131 million and the loss of RMB20 million for the years ended December 31, 2023, 2024 and 2025, respectively (Note 14).

Equity securities with readily determinable fair value

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. Equity securities classified within Level 1 are valued using quoted market prices that are currently available.

Available-for-sale securities

The Group’s available-for-sale securities represent the investments in debt securities. In determining the fair value of the debt securities investments in private companies, the Company adopted market approach. For the year ended December 31, 2023, 2024 and 2025, unrealized gain on the available-for-sale securities amounted to RMB19 million, loss amounted to RMB10 million and unrealized gain amounted to RMB39 million which was reported in other comprehensive income/ (loss), respectively.

Convertible Senior Notes

The Company has adopted valuation models to assess the fair value for the Notes. Management is responsible for determining these fair values and assessing a number of factors. The Notes is valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, expected dividend yield, expected share volatility, risk free interest rate, and yield-to-maturity, of which spot price and expected share volatility are most significant to valuation determination of convertible debt. The Company recorded loss from change in fair value of convertible senior notes of RMB31 million, gain from change in fair value of convertible senior notes of RMB323 million and nil during the year of 2023, 2024 and 2025, respectively.

Financial liabilities measured at fair value

As disclosed in Note 24, in 2023, the Group established Trusts with a group of financial institutions for the issuance of Jiangxi Jinko’s convertible notes held by JinkoSolar Investment. As of December 31, 2024 and 2025, the financial institutions have accumulatively subscribed trust units with a total consideration of RMB2,706 million and RMB 64 million which was recorded as financial liabilities at fair value with changes in fair value recognized in earnings, respectively. The Company recorded nil, gain from change in fair value of financial liabilities of RMB35 million and loss from change in fair value of financial liabilities of RMB145 million during the years of 2023, 2024 and 2025, respectively (Note 5).

In addition, as disclosed in Note 2(b), in 2023, the Group established and consolidated limited partnerships as the general partner for investments in private companies in solar industry. Investments made by external limited partners were recorded as financial liabilities at fair value with changes in fair value recognized in earnings. For the year ended December 31, 2023, 2024 and 2025, nil, nil and RMB10 million loss was reported in “other income/(loss), net”, respectively(Note 5).

As of December 31, 2024 and 2025, information about the hierarchy of the fair value measurements for the Company’s assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows (RMB in thousands, except for inputs):

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2024	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments - open-ended funds, wealth management products and structured deposits	520,376	—	520,376	—
Forward contracts receivable - Foreign exchange	115,220	—	115,220	—
Equity securities applying fair value option	97,372	—	—	97,372
Available-for-sale securities – non current	150,922	—	—	150,922
Equity securities with readily determinable fair value	542,024	542,024	—	—

Liabilities:
Foreign exchange forward contracts- payable	15,765	—	15,765	—
Foreign exchange options	5,024	—	—	5,024
Financial liabilities measured at fair value(current and non-current portion)	3,194,444	—	—	3,194,444

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2025	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Short-term investments – open-ended funds, wealth management products and structured deposits	1,495,445	91,570	1,403,875	—
Forward contracts receivable - Foreign exchange	34,467	—	34,466	—
Forward contracts receivable - Commodity	24,456	24,456	—	—
Equity securities applying fair value option	62,000	—	—	62,000
Available-for-sale securities	238,464	—	—	238,464
Equity securities with readily determinable fair value	347,169	347,169	—	—

Liabilities:
Foreign exchange forward contracts- payable	28,565	—	28,565	—
Foreign exchange options	27,564	—	—	27,564
Financial liabilities measured at fair value(current and non-current portion)	562,062	—	—	562,062

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	1,070,699	782,969	—
Foreign exchange loss/(gain)	(54,377)	6,093	—
Change in fair value of convertible senior notes	84,669	(323,474)	—
Change in the instrument-specific credit risk	(70,732)	(421)	—
Conversion of convertible senior notes	(247,290)	(465,167)	—
Balance on December 31,	782,969	—	—

A summary of changes in Level 3 fair value of available-for-sale securities for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	—	104,134	150,922
Addition	85,000	57,000	48,659
Change in fair value	19,134	(10,212)	38,883
Balance on December 31,	104,134	150,922	238,464

A summary of changes in Level 3 fair value of equity securities applying fair value option for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	178,871	228,706	97,372
Addition	—	—	—
Disposal (Note 14)	—	—	(15,000)
Change in fair value	49,835	(131,334)	(20,372)
Balance on December 31,	228,706	97,372	62,000

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	(3,226)	(1,159)	(5,024)
Addition of foreign exchange options	(72,240)	(5,207)	(60,126)
Change in fair value of foreign exchange options gain	74,307	1,342	37,586
Balance on December 31,	(1,159)	(5,024)	(27,564)

A summary of changes in Level 3 fair value of financial liabilities measured at fair value for the year ended December 31, 2023, 2024 and 2025 were as follows (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance on January 1,	—	831,333	3,194,444
Additions	830,540	2,398,089	—
Change in fair value of financial liabilities	—	(34,978)	155,007
Settlement of financial liabilities	—	—	(2,787,389)
Profit distribution	793	—	—
Balance on December 31,	831,333	3,194,444	562,062

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows (RMB in thousands):

			Type of derivatives
	Foreign	Foreign								Equity
	exchanges	exchange		Commodity	Commodity			Available-	Available-	securities
For the year	forward	forward		forward	forward	Foreign		for-sale	for-sale	applying
ended	contracts -	contracts -	Convertible	contracts -	contracts -	exchange	Financial	securities	securities	fair value
December 31	realized	unrealized	senior notes	realized	unrealized	Options	liabilities	-current	non-current	option	Total
2023	(407,245)	18,079	(31,188)	(38,809)	3,583	74,307	—	(973)	19,134	49,835	(313,277)
2024	86,242	29,070	323,474	(19,074)	(7,409)	1,342	34,978	—	(10,212)	(131,334)	307,077
2025	(187,263)	53,054	—	35,723	28,282	37,586	(155,007)	—	38,883	(20,372)	(169,114)

Significant unobservable inputs

The significant unobservable inputs adopted in the valuation of Level 3 instruments as of December 31, 2025 are as follows:

Unobservable inputs of available-for-sale securities
Expected volatility	34.79%-52.00%
Risk free interest rate	1.29%-1.50%

Unobservable inputs of equity securities applying fair value option
Expected volatility	55.32%
Risk free interest rate	0.95%

Unobservable inputs of foreign exchange option
Expected volatility	3.27%-6.05%
Risk free interest rate	1.20%-1.34%

Unobservable inputs of financial liabilities
Expected volatility	44.03% - 51.61%
Risk free interest rate	1.29% - 1.36%